Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 712,400,000.00
Total Fee Amount	61,978.80
Total Offset Amount	0.00
Net Fee	$ 61,978.80
Offering Table N/A
Offset Table N/A	N/A